UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-8747

DIVIDEND AND INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0400

Date of Fiscal Year End:   11/30

Date of Reporting Period:  02/28/11

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
February 28, 2011
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (69.45%)
	Aircraft Engines & Engine Parts (1.06%)
10,000	United Technologies Corp.	$727,426	$835,400

	Beverages (2.02%)
15,000	Coca-Cola Company	835,674	958,800
10,000	PepsiCo, Inc.	529,400	634,200
		1,365,074	1,593,000

	Cigarettes (1.76%)
30,000	Altria Group, Inc.	634,550	761,100
10,000	Philip Morris International, Inc.	485,376	627,800
		1,119,926	1,388,900

	Computer & Office Equipment (1.79%)
25,000	Hewlett-Packard Company	1,088,505	1,090,750
2,000	International Business Machines Corp.	258,964	323,760
		1,347,469	1,414,510

	Crude Petroleum & Natural Gas (1.05%)
8,160	Occidental Petroleum Corp.	527,752	832,075

	Deep Sea Foreign Transportation of Freight (1.01%)
50,000	Seaspan Corp.	347,030	801,000

	Dolls & Stuffed Toys (0.79%)
25,000	Mattel, Inc.	610,742	626,500

	Electric Services (3.13%)
65,000	Southern Company	2,326,432	2,477,150

	Electronic & Other Electrical Equipment (3.36%)
20,000	Emerson Electric Company	747,590	1,193,200
70,000	General Electric Company	1,166,254	1,464,400
		1,913,844	2,657,600

	Fire, Marine & Casualty Insurance (1.60%)
20,000	Ace Ltd.	829,324	1,265,000

	Food & Kindred Products (0.40%)
10,000	Kraft Foods, Inc. Class A	258,704	318,400

	Investment Advice (0.68%)
20,000	Invesco Ltd.	437,950	536,800

	Life Insurance (3.60%)
30,000	Lincoln National Corp.	670,430	951,600
40,000	MetLife, Inc.	699,693	1,894,400
		1,370,123	2,846,000

	Miscellaneous Business Credit Institution (3.97%)
110,000	Apollo Investment Corp.	1,274,509	1,360,700
40,000	Horizon Technology Finance Corp.	621,453	640,400
35,465	Solar Capital Ltd.	665,861	868,890
46,169	Star Asia Financial Ltd. (a)(b)(c)	686,145	249,313
15,000	Star Asia SPV, LLC (b)(c)	84,805	17,850
		3,332,773	3,137,153

	Motor Vehicle Parts & Accessories (1.83%)
25,000	Honeywell International, Inc.	889,529	1,447,750

	National Commercial Banks (2.17%)
36,800	JPMorgan Chase & Company	774,303	1,718,192

	Natural Gas Transmission (3.81%)
39,000	Energy Transfer Partners LP	2,014,654	2,138,370
20,000	Enterprise Products Partners LP	374,214	872,000
		2,388,868	3,010,370

	Paints, Varnishes, Lacquers, Enamels & Allied Products (1.12%)
10,000	PPG Industries, Inc.	657,378	883,800

	Perfumes, Cosmetics & Other Toilet Preparations (1.76%)
50,000	Avon Products, Inc.	1,596,424	1,390,500

	Petroleum Refining (2.16%)
20,000	Exxon Mobil Corp.	1,337,943	1,710,600

	Pharmaceutical Preparations (6.39%)
30,000	Abbott Laboratories	1,522,047	1,443,000
55,000	Bristol-Myers Squibb Company	1,241,872	1,419,550
20,000	Merck & Company, Inc.	680,994	651,400
80,000	Pfizer, Inc.	1,211,079	1,539,200
		4,655,992	5,053,150

	Plastic Materials, Resins & Nonvulcanelastomers (2.33%)
20,000	E.I. du Pont de Nemours & Company	751,716	1,097,400
20,000	Dow Chemical Co.	580,754	743,200
		1,332,470	1,840,600

	Radio & TV Communications Equipment (0.75%)
10,000	QUALCOMM, Inc.	383,189	595,800

	Radio Telephone Communications (0.73%)
20,000	Vodafone Group PLC ADR	453,234	572,400

	Real Estate Investment Trusts (2.82%)
53,400	Annaly Capital Management, Inc.	922,335	957,462
150,000	MFA Financial, Inc.	1,201,341	1,270,500
		2,123,676	2,227,962

	Refuse Systems (0.70%)
15,000	Waste Management, Inc.	532,822	555,900

	Retail-Variety Stores (1.06%)
16,000	Target Corp.	660,150	840,800

	Retail-Women's Clothing Stores (2.19%)
54,000	Limited Brands, Inc.	475,950	1,729,080

	Savings Institution, Federally Chartered (1.00%)
60,000	People's United Financial, Inc.	826,108	790,800

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.70%)
15,000	NYSE Euronext	372,671	555,000

	Semiconductors & Related Devices (2.72%)
40,000	Intel Corp.	796,500	858,800
35,000	Microchip Technology, Inc.	998,143	1,291,850
		1,794,643	2,150,650

	Services-Engineering, Accounting, Research, Management (0.43%)
10,000	Paychex, Inc.	309,491	336,300

	Services-Prepackaged Software (1.01%)
30,000	Microsoft Corp.	900,672	797,400

	Surgical & Medical Instruments & Apparatus (2.33%)
20,000	3M Company	1,133,436	1,844,600

	Telephone Communications (No Radiotelephone) (4.75%)
45,000	AT&T, Inc.	1,672,513	1,277,100
140,000	Frontier Communications Corp.	1,920,849	1,188,600
35,000	Verizon Communications, Inc.	1,206,032	1,292,200
		4,799,394	3,757,900

	Water Transportation (0.47%)
15,000	Nordic American Tanker Shipping Ltd.	448,114	367,350

	Total common stocks	45,361,026	54,906,392

	Exchange Traded Fund (2.18%)
65,000	SPDR KBW Bank	871,731	1,722,500

	Preferred Stock ( 0.03%)
	Financial (0.03%)
80,000	Solar Cayman Ltd. (a)(b)(c)	604,763	26,400

Principal
Amount
	Corporate Bonds and Notes (45.14%)
	Accident & Health Insurance (0.68%)
500,000	CNO Financial Group, Inc. 9%, 1/15/18	507,355	535,000

	Basic Industry (1.35%)
1,000,000	WireCo WorldGroup, 9.50%, 5/15/17 (b)	976,994	1,067,500

	Cable & Other Pay Television Services (1.64%)
500,000	CCO Holdings LLC, 7%, 1/15/19	499,568	511,250
750,000	Mediacom Broadband LLC, 8.50%, 10/15/15	758,491	783,750
		1,258,059	1,295,000

	Cable Television (1.34%)
1,000,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (b)	1,012,261	1,062,500

	Cogeneration Services & Small Power Producers (0.60%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20	458,094	474,868

	Communications Services, NEC (1.33%)
1,000,000	Hughes Network Systems LLC, 9.50%, 4/15/14	1,012,289	1,048,750

	Concrete Products, Except Block & Brick (1.12%)
750,000	Headwaters, Inc., 11.375%, 11/1/14	767,964	885,000

	Converted Paper & Paperboard Prods (No Containers/Boxes) (1.32%)
1,000,000	Appleton Papers, Inc., 10.50%, 6/15/15 (b)	996,126	1,040,000

	Crude Petroleum & Natural Gas (0.34%)
250,000	Plains Exploration & Productions Company, 7.625%, 6/1/18	250,706	268,438

	Drawing & Insulating of Nonferrous Wire (0.64%)
500,000	Belden, Inc., 7%, 3/15/17	481,731	510,000

	Drilling Oil & Gas Wells (0.71%)
500,000	Offshore Group Investments Ltd., 11.50%, 8/1/15 (b)	501,059	562,500

	Electric Services (1.61%)
650,000	Edison Mission Energy, 7.00%, 5/15/17	650,905	531,375
745,589	Elwood Energy LLC, 8.159%, 7/5/26	789,817	744,657
		1,440,722	1,276,032

	Fats & Oils (0.69%)
500,000	Darling International Inc., 8.50%, 12/15/18	520,721	541,875

	Gaming (0.51%)
360,000	Yonkers Racing Corp., 11.375%, 7/15/16 (b)	358,646	405,900

	Hospital & Medical Service Plans (0.32%)
250,000	Health Net, Inc., 6.375%, 6/1/17	234,388	256,250

	Hotels & Motels (0.83%)
700,000	MTR Gaming Group, Inc., 9%, 6/1/12	702,046	652,750

	Ice Cream & Frozen Desserts (0.66%)
500,000	Dean Foods Company, 9.75%, 12/15/18	505,378	521,250

	Machinery (0.82%)
600,000	Cleaver-Brooks, Inc., 12.25%, 5/1/16 (b)	603,579	648,000

	Machine Tools, Metal Cutting Types (0.57%)
425,000	Thermadyne Holdings Corp., 9%, 12/15/17 (b)	427,813	451,031

	Metals & Mining (0.42%)
300,000	Atkore International Inc., 9.875%, 1/1/18	306,319	328,125

	Metal Forgings & Stampings (0.24%)
170,000	Trimas Corp., 9.75%, 12/15/17 (b)	166,874	189,550

	Miscellaneous Business Credit Institution (0.69%)
500,000	PHH Corp., 9.25%, 3/1/16 (b)	507,059	545,000

	Miscellaneous Electrical Machinery, Equipment & Supplies (0.42%)
55,000	Exide Technologies, 8.625%, 2/1/18	55,000	58,919
240,000	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (b)	245,106	270,000
		300,106	328,919

	Mortgage Banks (0.70%)
500,000	Provident Funding Associates, 10.25%, 4/15/17 (b)	500,000	555,000

	Motor Vehicle Parts & Accessories (0.68%)
480,000	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (b)	486,635	540,000

	Natural Gas Transmission (2.41%)
435,000	Copano Energy LLC, 8.125%, 3/1/16	442,394	455,119
500,000	Energy Transfer Equity LP, 7.50%, 10/15/20	514,728	544,375
500,000	Niska Gas Storage US LLC, 8.875%, 3/15/18 (b)	511,285	547,500
350,000	Southern Star Central Corp., 6.75%, 3/1/16	322,920	358,750
		1,791,327	1,905,744

	Oil & Gas Equipment & Services (1.05%)
780,000	Complete Production Services, Inc., 8%, 12/15/16	791,692	828,750

	Oil & Gas Field Exploration Services (0.67%)
500,000	CGG-Veritas, 7.75%, 5/15/17	511,927	531,250

	Paper Mills (1.07%)
750,000	ABI Escrow Corp., 10.25%, 10/15/18 (b)	756,899	843,750

	Papers & Allied Products (0.66%)
500,000	Cascades, Inc., 7.75%, 12/15/17	490,622	525,625

	Paper & Forest Products (0.37%)
250,000	PE Paper Escrow, 12%, 8/1/14 (b)	240,746	289,161

	Personal Credit Institutions (1.01%)
740,000	Credit Acceptance Corp., 9.125%, 2/1/17 (b)	760,059	801,050

	Petroleum Refining (0.66%)
272,000	Coffeyville Resources LLC, 9%, 4/1/15 (b)	275,997	297,840
200,000	Coffeyville Resources LLC, 10.875%, 4/1/17 (b)	199,242	227,500
		475,239	525,340

	Pharmaceutical Preparations (1.32%)
1,000,000	Patheon, Inc., 8.625%, 4/15/17 (b)	1,025,212	1,045,000

	Radio Broadcasting Stations (0.20%)
150,000	Citadel Broadcasting Corp., 7.75%, 12/15/18	152,923	161,625

	Radio & TV Broadcasting & Communications Equipment (0.66%)
500,000	CommScope, Inc., 8.25%, 1/15/19	511,448	521,250

	Retail-Convenience Stores (0.69%)
500,000	Susser Holdings LLC, 8.50%, 5/15/16	508,004	545,625

	Retail-Miscellaneous Retail (0.31%)
250,000	Ferrellgas Partners, L.P., 6.50%, 5/1/21	245,038	245,000

	Rolling Drawing & Extruding of Nonferrous Metals (0.70%)
500,000	Novelis, Inc., 8.375%, 12/15/17	506,276	553,750

	Security Brokers, Dealers & Flotation Companies (0.97%)
750,000	Penson Worldwide, Inc., 12.50%, 5/15/17 (b)	759,031	770,625

	Semiconductors & Related Devices (0.33%)
250,000	Advanced Micro Devices, 7.75%, 8/1/20	258,686	262,500

	Services-Business Services, NEC (0.68%)
500,000	DynCorp International, Inc. 10.375%, 7/1/07 (b)	502,054	540,000

	Services-Computer Integrated Systems Design (0.56%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19	431,681	441,000

	Services-Equipment Rental & Leasing, NEC (0.71%)
500,000	Aircastle Ltd., 9.75%, 8/1/18	503,274	560,000

	Services-Miscellaneous Amusement & Recreation (1.04%)
750,000	Cedar Fair LP, 9.125%, 8/1/18 (b)	754,015	821,250

	Services-Miscellaneous Equipment Rental & Leasing (0.89%)
675,000	H&E Equipment Services, Inc., 8.375%, 7/15/16	681,253	703,687

	Services-Miscellaneous Repair Services (0.67%)
500,000	Aquilex Holdings LLC, 11.125%, 12/15/16	495,869	528,750

	Services-Motion Picture Theaters (0.13%)
95,000	Regal Entertainment Group, 9.125%, 8/15/18	96,243	102,125

	Steel Works, Blast Furnaces & Rolling & Finishing Mills (1.09%)
840,000	Gibraltar Industries, Inc., 8%, 12/1/15	840,891	864,150

	Telephone Communications (No Radiotelephone) (1.91%)
500,000	Equinix, Inc., 8.125%, 3/1/18	510,109	545,000
1,000,000	Cincinnati Bell, Inc., 8.75%, 3/15/18	1,009,316	963,750
		1,519,425	1,508,750

	Textiles, Apparel & Luxury Goods (0.07%)
50,000	Empire Today LLC, 11.375%, 2/1/17	49,464	52,500

	Transportation (0.54%)
400,000	Marquette Transportation Company, 10.875%, 1/15/17 (b)	401,705	426,000

	Utilities (0.57%)
400,000	North American Energy Alliance LLC, 10.875%, 6/1/16 (b)	409,834	454,000

	Water Transportation (2.17%)
900,000	Hornbeck Offshore Services, Inc., 8%, 9/1/17	907,481	928,125
750,000	American Petroleum Tankers LLC, 10.25%, 5/1/15 (b)	736,213	788,437
		1,643,694	1,716,562

	Wholesale-Electronic Parts & Equipment, NEC (0.41%)
300,000	Brightstar Corp., 9.50%, 12/1/16 (b)	300,000	322,500

	Wholesale-Petroleum & Petroleum Products (No Bulk Stations) (0.39%)
275,000	Crosstex Energy LP, 8.875%, 2/15/18	275,639	304,562

	Total corporate bonds and notes	33,973,094	35,691,119

Shares	MONEY MARKET FUND (7.56%)
5,976,798	Wells Fargo Advantage Cash Investment Money Market Fund, 7 day annualized yield 0.01%	5,976,798	5,976,798

	Total investments (124.36%)	$86,787,412	98,323,209

	Liabilities in excess of other assets (-24.36%) (d)		(19,256,942)

	Net assets (100.00%)		$79,066,267

(a)	Non-income producing.

(b)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Illiquid and/or restricted security that has been fair valued.

(d)
The Fund had $20 million in borrowings outstanding pursuant to a $25 million line of credit with a bank. Borrowings under the line of credit are secured by a perfected security interest on all of the Fund's assets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt
SPV	Special Purpose Vehicle

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.  Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Corporate bonds and notes may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors.  Due to the inherent uncertainty of valuation, these values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements

The Fund uses a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect a Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The hierarchy of inputs is summarized below.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
  Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total

Assets
Common stocks	$54,639,229	$-	$267,163	$54,906,392
Exchange traded fund	1,722,500	-	-	1,722,500
Preferred stock	-	-	26,400	26,400
Corporate bonds and notes	-	35,691,119	-	35,691,119
Money market fund	5,976,798	-	-	5,976,798

Total investments	$62,338,527	$35,691,119	$293,563	$98,323,209

There were no transfers between Level 1 and Level 2 during the three months ended February 28, 2011.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Corporate
	Common	Preferred	Bonds and
	Stocks	Stocks	Notes	Total
Balance, November 30, 2010	$200,256	$26,400	$950,000	$1,176,656
				-
Proceeds from sales	-	-	(960,000)	(960,000)
Realized loss	-	-	(40,000)	(40,000)
Change in unrealized depreciation	66,907	-	50,000	116,907
Transfers in or out Level 3	-	-	-	-

Balance, February 28, 2011	$267,163	$26,400	$-	$293,563

Illiquid and Restricted Securities

The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at February 28, 2011, were as follows:
	Acquisition
	Date	Cost	Value
Solar Cayman Ltd.	3/7/07	$604,763	$26,400
Star Asia Financial Ltd.	2/22/07	686,145	249,313
Star Asia SPV, LLC	2/22/07	84,805	17,850
		$1,375,713	$293,563
Percent of net assets		1.74%	0.37%

Cost for Federal Income Tax Purposes

At February 28, 2011, for federal income tax purposes the aggregate cost of securities was $86,787,412 and net unrealized depreciation was $11,535,797, comprised of gross unrealized appreciation of $14,539,108 and gross unrealized depreciation of $3,003,311.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) The registrant's principal executive officer and principal financial officer are not aware of any changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund, Inc.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: April 29, 2011

By: /s/Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: April 29, 2011

Exhibit Index

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)